Subsequent Events (Details)																6 Months Ended
		May 28, 2026 $ / shares shares	May 12, 2026	Apr. 30, 2026 $ / shares	Apr. 08, 2026 USD ($)	Apr. 07, 2026 USD ($) $ / shares shares	Apr. 03, 2026 USD ($) shares	Feb. 24, 2026 $ / shares shares	Feb. 02, 2026	Jan. 29, 2026 USD ($) shares	Jan. 01, 2026 USD ($)	Dec. 31, 2025 $ / shares shares	Oct. 15, 2025 USD ($) shares	Oct. 15, 2025 SGD ($) shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Subsequent Events [Line Items]
Net proceeds																$ 732,504	$ 941,927
Reverse share split												1-for-40
Subsequent Event [Member]
Subsequent Events [Line Items]
Net proceeds | $										$ 8,655,000
Ordinary shares par value								$ 0.5
Reverse share split								1-for-20
Subsequent Event [Member] | NVC Partners Limited [Member]
Subsequent Events [Line Items]
Asset acquisition, acquire equity interest percentage					10.00%						10.00%
Asset Acquisition, Consideration Transferred, Contingent Consideration | $					$ 8,000,000						$ 8,000,000
Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares par value												$ 0.000625				$ 0.000625
Reverse share split												1:2
Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares par value												$ 0.5				0.5
Reverse share split												1:100
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Offering issued | shares													1,250,000	1,250,000
Ordinary shares par value	[1]											$ 0.5			$ 0.5	$ 0.5
Ordinary shares issued | shares	[1]											21,563			20,000	21,563
Ordinary shares, shares authorized	[1]											Unlimited			Unlimited
Class A Ordinary Shares [Member] | Post-Reverse Share Split [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized		Unlimited						Unlimited
Class A Ordinary Shares [Member] | Reverse Split [Member]
Subsequent Events [Line Items]
Ordinary shares par value												$ 0.000625				$ 0.000625
Class A Ordinary Shares [Member] | Public Offerings [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Offering issued | shares										44,775,000
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Net proceeds													$ 3,545,203	$ 4,558,777
Ordinary shares par value	[1]											$ 0.5			$ 0.5	$ 0.5
Ordinary shares issued | shares	[1]											125			125	125
Class B Ordinary Shares [Member] | Reverse Split [Member]
Subsequent Events [Line Items]
Ordinary shares par value												$ 0.000625				$ 0.000625
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse share split									1-for-20
Forecast [Member]
Subsequent Events [Line Items]
Net proceeds | $							$ 9,817,500
Ordinary shares par value		$ 0.5
Reverse share split		1-for-40	1-for-40
Forecast [Member] | Public Offerings [Member]
Subsequent Events [Line Items]
Net proceeds | $							$ 9,817,500
Forecast [Member] | Private Offering [Member]
Subsequent Events [Line Items]
Offering issued | shares						688,073
Purchase price per share						$ 1
Gross proceeds | $						$ 688,073
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Reverse share split				1:2
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Reverse share split				1:100
Forecast [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value				$ 0.0125
Forecast [Member] | Class A Ordinary Shares [Member] | Post-Reverse Share Split [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.5						$ 0.0125
Forecast [Member] | Class A Ordinary Shares [Member] | Public Offerings [Member]
Subsequent Events [Line Items]
Offering issued | shares							40,000,000
Forecast [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares par value				$ 0.0125
Forecast [Member] | Class B Ordinary Shares [Member] | Post-Reverse Share Split [Member]
Subsequent Events [Line Items]
Ordinary shares par value		$ 0.5						$ 0.0125
Ordinary shares issued | shares		62,500						2,500,000

[1]	All share and per-share information presented in these unaudited interim condensed consolidated financial statements has been retrospectively adjusted to reflect the 1-for-20 reverse share split effected on February 2, 2026 and the subsequent 1-for-40 reverse share split effected on May 12, 2026.